Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)		Dec. 31, 2020 CNY (¥)
Related Party Transactions (Details) [Line Items]
Rent expense	$ 127,565		$ 63,749
Related party cost	3,908,134	¥ 26,982,503
Advanced as loan	10,528,965	69,883,631
Due to related party balance			280,100
Purchase price payable for acquisition	$ 7,007,905			[1]
Equity interest	23.08%				23.08%
Due from discontinued operations			9,201,432	[1]
Payment of related party	15,000,000.0	¥ 98,300,000
Consideration receivable	15,000,000.0
Mr. Bodang Liu [Member]
Related Party Transactions (Details) [Line Items]
Due to related party balance	393,148		7,345,399
Nisun BVI [Member]
Related Party Transactions (Details) [Line Items]
Purchase price payable for acquisition	6,500,000		7,000,000		¥ 45,900,000
Nisun Shanghai [Member]
Related Party Transactions (Details) [Line Items]
Due to related party balance	1,379,310		0
Mr. Anyuan Sun [Member]
Related Party Transactions (Details) [Line Items]
Due to related party balance	0		$ 414,044
Mr. Jian Lin [Member]
Related Party Transactions (Details) [Line Items]
Due to related party balance	$ 298,851

[1]	The amounts have been reclassified to conform with the Group’s decision to classify Hebron HK as assets and liabilities of discontinued operations.